Leases - Summary of Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average discount rate - operating leases	2.45%	4.07%
Weighted-average remaining lease term - operating leases	3 years 3 months 3 days	3 years 11 months 26 days
Operating lease cost	$ 19,006	$ 19,486	$ 19,657
Variable lease cost	4,716	6,145	5,592
Sublease income - operating leases	(2,957)	(3,942)	(3,366)
Total net lease cost	20,765	21,689	21,883
Cash paid for lease obligation	$ 19,858	$ 21,532	$ 21,545